Income taxes	12 Months Ended
Mar. 31, 2026
Disclosure of income tax [Abstract]
Income taxes
24.
Income taxes

a.
Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:
	For the Year Ended March 31,
	2026		2025		2024
Current taxes
Domestic	Rs.	9,599	Rs.	17,909	Rs.	13,874
Foreign		4,347		4,672		5,584
	Rs.	13,946	Rs.	22,581	Rs.	19,458
Deferred taxes
Domestic	Rs.	945	Rs.	(1,074)	Rs.	968
Foreign		(2,540)		(1,968)		(4,240)
	Rs.	(1,595)	Rs.	(3,042)	Rs.	(3,272)
Tax expense, net	Rs.	12,351	Rs.	19,539	Rs.	16,186

b.
Income tax expense/(benefit) recognized directly in other comprehensive (loss)/ income

Income tax expense/(benefit) recognized directly in other comprehensive (loss)/income consists of the following:

	For the Year Ended March 31,
	2026		2025		2024
Tax effect on changes in fair value of other investments	Rs.	-	Rs.	-	Rs.	-
Tax effect on effective portion of change in fair value of cash flow hedges		(428)		58		(117)
Tax effect on foreign currency translation differences		-		-		-
Tax effect on actuarial gains/losses on defined benefit obligations		45		(24)		(4)
	Rs.	(383)	Rs.	34	Rs.	(121)

c.
Reconciliation of effective tax rate

The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2026, 2026 and 2025:

	For the Year Ended March 31,
	2026		2025		2024
Profit before income taxes	Rs.	54,817	Rs.	76,784	Rs.	71,870
Enacted tax rate in India		25.17%		25.17%		25.17%
Computed expected tax expense	Rs.	13,797	Rs.	19,327	Rs.	18,090
Effect of:
Differences between Indian and foreign tax rates	Rs.	(577)	Rs.	(241)	Rs.	(749)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		(267)		2		(817)
Expenses not deductible for tax purposes		921		860		612
Income exempt from income taxes		(199)		(483)		(39)
Foreign exchange differences		(424)		(124)		(89)
Reversal of deferred tax asset on Indexation of land		-		473		-
Income from sale of capital assets		(53)		(242)		(48)
Others		(847)		(33)		(774)
Income tax expense	Rs.	12,351	Rs.	19,539	Rs.	16,186
Effective tax rate		23%		25%		23%

The Company’s effective tax rate for the year ended March 31, 2026, was lower as compared to the year ended March 31, 2025. This decrease was primarily on account of:

a)
an increase in the proportion of the Company’s profits coming from lower tax jurisdictions and a decrease in the proportion of profits from higher tax jurisdictions for the period ended March 31, 2026, as compared to the period ended March 31, 2025; and

b)	the reversal of deferred tax on Indexation of land during the year ended March 31, 2025; and
c)	the recognition of a previously unrecognized deferred tax asset on operating tax losses, during the year ended March 31, 2026.

The Company’s effective tax rate for the year ended March 31, 2025, was higher as compared to the year ended March 31, 2024. This increase was primarily on account of:

a)	the reversal of a previously recognized deferred tax asset on indexation of land, consequent to amendments made pursuant to the Finance Act (No.2) 2024 to the Income Tax Act, 1961 in India;
b)	the recognition of a previously unrecognized deferred tax asset on operating tax losses, primarily pertaining to Dr. Reddy’s Laboratories SA, Switzerland during the year ended March 31, 2024; and
c)
an increase in the proportion of the Company’s profits coming from higher tax jurisdictions and a decrease in the proportion of profits from lower tax jurisdictions for the period ended March 31, 2025, as compared to the period ended March 31, 2024.

d.
Unrecognized deferred tax assets

The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2026		2025
Deductible temporary differences, net	Rs.	328	Rs.	235
Operating tax loss carry-forward		1,457		1,587
	Rs.	1,785	Rs.	1,822

Deferred tax liability is not provided on undistributed earnings of Rs.48,978 and Rs.43,442 as of March 31, 2026 and 2025, respectively of subsidiaries and joint ventures, where it is expected that earnings of the subsidiaries will not be distributed in the foreseeable future. Generally, the Company indefinitely reinvests all of the accumulated undistributed earnings of subsidiaries, and accordingly, has not recorded any deferred taxes in relation to such undistributed earnings of its subsidiaries.

e.
Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,				As of March 31,
	2026				2025
Deferred tax assets/(liabilities):	Asset		Liability		Asset		Liability
Inventories	Rs.	6,674	Rs.	(44)	Rs.	4,650	Rs.	(24)
Trade and other receivables		9,637		-		8,390		-
Operating/other tax loss carry-forward		3,191		-		2,844		-
Other current assets and other current liabilities, net		912		(79)		733		(192)
Lease liabilities		3,518		-		1,205		-
Property, plant and equipment		-		(6,090)		-		(5,067)
Right of use asset		-		(3,117)		-		(1,102)
Other intangible assets		1,098		(9,173)		1,533		(8,583)
Others		1,564		(1,223)		878		(865)
Tax assets/(liabilities)		26,594		(19,726)		20,233		(15,833)
Set-off of taxes		(4,158)		4,158		(1,725)		1,725
Net tax assets/(liabilities)		22,436		(15,568)		18,508		(14,108)

In assessing whether the deferred tax assets will be realized, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets and tax loss carry-forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will realize the benefits of those recognized deductible differences and tax loss carry-forwards. Recoverability of deferred tax assets is based on estimates of future taxable income. Any changes in such future taxable income would impact the recoverability of deferred tax assets.

Operating loss carry-forward consists of business losses, unabsorbed depreciation and unabsorbed interest carry-forwards. A portion of this total loss can be carried indefinitely and the remaining amounts expire at various dates ranging from 2027 through 2042.

f.
Movement in deferred tax assets and liabilities during the years ended March 31, 2026 and 2025
.
	As of March 31, 2025		Recognized in income statement		Recognized in OCI		As of March 31, 2026
Deferred tax assets/(liabilities):
Inventories	Rs.	4,626	Rs.	2,004		-	Rs.	6,630
Trade and other receivables		8,390		1,247		-		9,637
Operating/other tax loss carry-forward		2,844		347		-		3,191
Other current assets and other current liabilities, net		541		292		-		833
Lease liabilities		1,205		2,313		-		3,518
Right of use asset		(1,102)		(2,015)		-		(3,117)
Property, plant and equipment		(5,067)		(1,023)		-		(6,090)
Other intangible assets		(7,050)		(1,025)		-		(8,075)
Others		13		(55)		383		341
Net deferred tax assets	Rs.	4,400	Rs.	2,085	Rs.	383	Rs.	6,868

The details of movement in deferred tax assets and liabilities are summarized below:

	As of March 31, 2024		Recognized in income statement		Recognized in OCI		Recognized on business combination	As of March 31, 2025
Deferred tax assets/(liabilities):
Inventories	Rs.	4,372	Rs.	254		-	-	Rs.	4,626
Trade and other receivables		5,815		2,575		-	-		8,390
Operating/other tax loss carry-forward		2,398		446		-	-		2,844
Other current assets and other current liabilities, net		645		(104)		-	-		541
Lease liabilities		854		351		-	-		1,205
Right of use asset		(750)		(352)		-	-		(1,102)
Property, plant and equipment		(3,621)		(1,446)		-	-		(5,067)
Other intangible assets		102		1,331		-	(8,483)		(7,050)
Others		50		(3)		(34)	-		13
Net deferred tax assets	Rs.	9,865	Rs.	3,052	Rs.	(34)	(8,483)	Rs.	4,400

The amounts recognized in the consolidated income statement for the years ended March 31, 2026 and 2025 include Rs.490 and Rs.10, respectively, which represent exchange differences arising due to foreign currency translations.

g.
Uncertain tax positions – Tax litigations

The Company is contesting various disallowances by the Income Tax authorities. The associated tax impact for disallowances being more likely than not to be accepted by tax authorities is Rs.2,935 and Rs.2,875 as of March 31, 2026 and 2025, respectively. Accordingly, no provision is made in these consolidated financial statements as of March 31, 2026.

h.
Assessment of exposure to Pillar Two rules

Legislation to implement the Pillar Two model rules of the OECD has been enacted or substantively enacted in certain jurisdictions where the Company operates. The legislation is effective for the Company’s reporting year beginning April 1, 2024. The Company is within the scope of the enacted or substantively enacted legislation.

The Company’s assessment of the potential exposure to Pillar Two income taxes is based on the most recent country-by-country reporting, income tax returns and financial statements of the constituent entities within the Company.

Based on the assessment, the Pillar Two effective tax rates in most of the jurisdictions in which the Company operates are above
 15%,
and thus Pillar Two income taxes would not apply. However, there are a limited number of jurisdictions where the transitional safe harbour relief does not apply, and the Pillar Two effective tax rate is lower than
15%.
This amendment had no material impact on the
se
consolidated financial statements.